Intangible Assets other than Goodwill - Amortization Schedule (Table) (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Finite-Lived Intangible Assets [Line Items]
Within one year	$ 5,581
Year Two	5,581
Year Three	5,581
Year Four	5,588
Year Five	5,581
Thereafter	65,069
Total	92,981
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Within one year	2,811
Year Two	2,811
Year Three	2,811
Year Four	2,818
Year Five	2,811
Thereafter	29,953
Total	44,015
Port operating terminal rights [Member]
Finite-Lived Intangible Assets [Line Items]
Within one year	995
Year Two	995
Year Three	995
Year Four	995
Year Five	995
Thereafter	33,344
Total	38,319
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Within one year	1,775
Year Two	1,775
Year Three	1,775
Year Four	1,775
Year Five	1,775
Thereafter	1,772
Total	$ 10,647